FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
Disclosure of detailed information about financial instruments [text block]
Financial instruments	12-31-2025		12-31-2024

Thousands of dollars	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets at fair value through profit or loss	62,161	62,161	70,330	70,330
Derivative	9,862	9,862	31	31
Mutual funds (1)	52,299	52,299	70,299	70,299

Financial assets at amortized cost	2,152,427	2,152,427	2,165,579	2,165,579
Cash and cash equivalents	1,231,754	1,231,754	1,001,261	1,001,261
Cash	805,485	805,485	642,111	642,111
Time deposits	426,269	426,269	359,150	359,150
Accounts receivable (net)	911,491	911,491	1,120,442	1,120,442
Trade receivables	679,166	679,166	898,717	898,717
Lease receivable	77,319	77,319	67,687	67,687
Sundry debtors	34,104	34,104	20,206	20,206
Other receivables	57,498	57,498	70,367	70,367
Prepayments	63,404	63,404	63,465	63,465
Accounts receivable from related parties	490	490	10,159	10,159
Other financial assets (4)	8,692	8,692	33,717	33,717

Hedging assets at fair value through other comprehensive income	469,968	469,968	8,959	8,959

Financial liabilities at amortized cost (2)	9,704,095	9,590,600	7,414,740	6,799,888
Bonds issued denominated in U.S. dollars	3,401,034	3,210,190	2,898,249	2,638,226
Bonds issued denominated in U.F. (3)	2,901,520	2,791,889	1,819,427	1,404,819
Bank borrowings in U.S. dollars	768,728	945,060	626,169	673,243
Bank borrowings in other currencies	487,438	498,086	524,854	537,559
Lease liabilities	1,015,060	1,015,060	727,990	727,990
Trade and other payables	1,096,954	1,096,954	781,281	781,281
Accounts payable to related parties	33,361	33,361	36,770	36,770

Financial liabilities at fair value through profit or loss	134	134	12	12

Hedging liabilities at fair value through other comprehensive income	19,744	19,744	201,906	201,906

Other financial liabilities at amortized cost (4)	69,160	69,160	-	-
(1) Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(2) Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(3) The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
(4) “Other financial assets” and “Other financial liabilities”
mainly correspond to the balance from margin calls associated with transactions involving derivative financial instruments
.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2025 and 2024, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	12-31-2025	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets through profit or loss
Derivatives	9,862	-	9,862	-
Mutual Funds	52,299	52,299	-	-

Hedging assets through other comprehensive income	469,968	-	469,968	-

Financial liabilities through profit or loss	134	-	134	-

Hedging liabilities through other comprehensive income	19,744	-	19,744	-

	12-31-2024	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets through profit or loss
Derivatives	31	-	31	-
Mutual Funds	70,299	70,299	-	-

Hedging assets through other comprehensive income	8,959	-	8,959	-

Financial liabilities through profit or loss	12	-	12	-

Hedging liabilities through other comprehensive income	201,906	-	201,906	-

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2025 and 2024:

	12-31-2025
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	-	325,234	325,234	731,936	1,082,853	4,162,531	5,977,320	6,302,554
Bank borrowings	91,845	219,854	311,699	414,511	322,845	207,111	944,467	1,256,166
Swap and Forward	2,125	252	2,377	10,140	116	7,245	17,501	19,878
Other financial liabilities	69,160	-	69,160	-	-	-	-	69,160
Total other financial liabilities (a)	163,130	545,340	708,470	1,156,587	1,405,814	4,376,887	6,939,288	7,647,758

	12-31-2025
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	18,605	37,218	55,823	98,028	83,634	777,575	959,237	1,015,060
Total lease liabilities (b)	18,605	37,218	55,823	98,028	83,634	777,575	959,237	1,015,060

	12-31-2025
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	1,002,999	40,242	1,043,241	53,713	-	-	53,713	1,096,954
Accounts payable to related companies	9,437	-	9,437	15,821	612	7,491	23,924	33,361
Total accounts payable (c)	1,012,436	40,242	1,052,678	69,534	612	7,491	77,637	1,130,315

Total financial liabilities (a) + (b) + (c)	1,194,171	622,800	1,816,971	1,324,149	1,490,060	5,161,953	7,976,162	9,793,133

	12-31-2024
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	19,739	67,522	87,261	768,767	711,705	3,149,943	4,630,415	4,717,676
Bank borrowings	28,154	220,673	248,827	728,289	173,907	-	902,196	1,151,023
Swap and Forward	12,817	-	12,817	189,101	-	-	189,101	201,918
Total other financial liabilities (a)	60,710	288,195	348,905	1,686,157	885,612	3,149,943	5,721,712	6,070,617

	12-31-2024
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	15,116	40,735	55,851	104,578	70,490	497,071	672,139	727,990
Total lease liabilities (b)	15,116	40,735	55,851	104,578	70,490	497,071	672,139	727,990

	12-31-2024
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	741,847	4,124	745,971	35,310	-	-	35,310	781,281
Accounts payable to related companies	10,563	-	10,563	13,655	7,581	4,971	26,207	36,770
Total accounts payable (c)	752,410	4,124	756,534	48,965	7,581	4,971	61,517	818,051

Total financial liabilities (a) + (b) + (c)	828,236	333,054	1,161,290	1,839,700	963,683	3,651,985	6,455,368	7,616,658

Disclosure of derivative financial instruments [text block]
Financial instruments	12-31-2025 Fair value ThU.S.$	12-31-2024 Fair value ThU.S.$
Financial assets through profit or loss	9,862	31
Hedging assets through other comprehensive income	469,968	8,959
Financial liabilities through profit or loss	(134)	(12)
Hedging liabilities through other comprehensive income	(19,744)	(201,906)

Disclosure of detailed information about outstanding cross currency swap contracts [Text Block]
Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

						12-31-2025	12-31-2024
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
F	BCI	14,000,009	363,636	08-03-2021	10-30-2029	2,436	757
F	Scotiabank	14,016,821	363,636	09-07-2021	10-30-2029	2,585	922
F	Banco de Chile	13,809,842	363,636	05-18-2018	10-30-2029	2,307	493
F	BCI	55,419,446	1,454,544	04-28-2023	10-30-2029	9,283	2,133
P	BCI	48,997,966	1,272,728	08-03-2021	11-15-2032	10,030	3,793
P	Itau	26,987,645	636,363	11-07-2023	11-15-2032	1,346	(2,055)
P	Santander	53,139,786	1,272,726	11-13-2023	11-15-2032	3,272	(4,577)
R	Deutsche	128,926,012	3,000,000	03-19-2024	04-01-2035	5,565	(14,300)
R	JP Morgan	86,147,464	2,000,000	03-25-2024	04-01-2035	3,371	(9,016)
S	Santander	201,340,031	5,000,000	10-27-2016	11-15-2026	19,539	(4,962)
W	Goldman Sachs	80,588,305	2,000,000	12-06-2018	10-10-2028	6,881	(4,155)
W	Scotiabank	40,537,926	1,000,000	12-11-2018	10-10-2028	3,008	(2,392)
X	Santander	216,372,290	5,500,000	10-30-2018	10-10-2038	19,011	(24,268)
Y	JP Morgan	89,387,460	2,000,000	06-12-2023	04-10-2032	(2,064)	(13,808)
Z	Santander	90,274,363	2,000,000	06-14-2023	04-10-2032	(3,329)	(15,414)
Z	Banco de Chile	44,572,044	1,000,000	06-26-2023	04-10-2032	(808)	(6,367)
Z	JP Morgan	89,131,686	2,000,000	06-23-2023	04-10-2032	(1,043)	(12,780)
AB	BCI	131,196,937	3,000,000	06-26-2023	05-15-2033	1,705	(15,895)
AB	Banco de Chile	43,601,403	1,000,000	07-27-2023	05-15-2033	869	(4,983)
AB	Itau	43,654,189	1,000,000	07-27-2023	05-15-2033	764	(4,778)
AC	Scotiabank	40,788,609	1,000,000	03-04-2025	04-01-2034	3,569	-
AE	BCI	162,944,120	4,000,000	01-24-2025	04-01-2034	13,177	-
AE	Bank of America	40,890,553	1,000,000	02-15-2025	04-01-2034	3,111	-
AE	Scotiabank	38,659,980	1,000,000	01-29-2025	04-01-2034	5,694	-
AE	Santander	41,198,154	1,000,000	02-25-2025	04-01-2034	2,684	-
AE	JP Morgan	40,538,132	1,000,000	02-27-2025	04-01-2034	3,929	-
AE	Banco de Chile	41,760,550	1,000,000	03-07-2025	04-01-2034	2,311	-
AG	Santander	215,879,469	5,000,000	12-03-2025	10-05-2032	2,448	-
AG	JP Morgan	86,369,477	2,000,000	12-04-2025	10-05-2032	1,713	-
AG	BCI	43,263,775	1,000,000	12-11-2025	10-05-2032	519	-
AG	Banco de Chile	43,577,011	1,000,000	12-12-2025	10-05-2032	300	-
						124,183	(131,652)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

					12-31-2025	12-31-2024
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Santander	55,844,706	52,941,176	06-15-2021	12-15-2029	(2,123)	(9,494)
Banco de Chile	27,922,353	26,470,588	06-15-2021	12-15-2029	(948)	(4,243)
MUFG	55,844,706	52,941,176	06-15-2021	12-15-2029	(1,941)	(8,974)
JP Morgan	125,650,588	105,882,353	06-15-2021	12-15-2029	(3,604)	(17,682)
HSBC Bank	27,922,353	26,470,588	06-15-2021	12-15-2029	(1,015)	(4,488)
					(9,631)	(44,881)

Schedule of detailed information about outstanding zero cost collar [Text Block]
Non-Delivery Forward (NDF) to cover the exposure to exchange rate risk in Brazilian real currency (BRL), in relation to payments associated with the Sucuriú project.

		Amount			12-31-2025 fair value	12-31-2024 fair value
Exchange rate	Institution	ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
BRLUSD	JP Morgan	50,000,000	12-11-2024	02-18-2025	-	(1,119)
BRLUSD	Santander Chile	43,000,000	12-11-2024	02-18-2025	-	(1,106)
BRLUSD	Bank of America	73,000,000	12-11-2024	03-26-2025	-	(1,773)
BRLUSD	HSBC	70,000,000	12-13-2024	05-15-2025	-	(1,732)
BRLUSD	SMBC	73,000,000	12-13-2024	06-25-2025	-	(1,897)
BRLUSD	MUFG	50,000,000	12-16-2024	08-18-2025	-	(999)
BRLUSD	Santander Chile	48,000,000	12-16-2024	08-18-2025	-	(854)
BRLUSD	Bank of America	50,000,000	12-17-2024	09-24-2025	-	(237)
BRLUSD	JP Morgan	44,000,000	12-17-2024	09-24-2025	-	5
BRLUSD	Santander Chile	50,000,000	12-18-2024	11-17-2025	-	(223)
BRLUSD	JP Morgan	50,000,000	12-18-2024	11-17-2025	-	(95)
BRLUSD	HSBC	29,000,000	12-18-2024	11-17-2025	-	(66)
BRLUSD	SMBC	50,000,000	12-19-2024	12-17-2025	-	631
BRLUSD	JP Morgan	50,000,000	12-19-2024	12-17-2025	-	(120)
BRLUSD	Bank of America	21,000,000	12-19-2024	12-17-2025	-	(72)
BRLUSD	MUFG	50,000,000	12-20-2024	02-19-2026	-	(934)
BRLUSD	Mizuho	69,000,000	12-20-2024	02-19-2026	13,630	(1,450)
BRLUSD	Bank of America	51,000,000	02-12-2025	02-19-2026	6,391	-
BRLUSD	Itau	50,000,000	10-09-2025	02-19-2026	(204)	-
BRLUSD	MUFG	50,000,000	12-23-2024	03-25-2026	-	(456)
BRLUSD	Mizuho	50,000,000	12-23-2024	03-25-2026	10,526	(496)
BRLUSD	SMBC	28,000,000	12-23-2024	03-25-2026	5,861	(187)
BRLUSD	BNP Paribas	49,000,000	02-12-2025	03-25-2026	6,025	-
BRLUSD	HSBC Bank	15,000,000	02-12-2025	03-25-2026	1,196	-
BRLUSD	Itau	50,000,000	10-07-2025	03-25-2026	(415)	-
BRLUSD	Santander Chile	50,000,000	12-26-2024	05-15-2026	10,918	(90)
BRLUSD	BNP Paribas	86,000,000	12-26-2024	05-15-2026	18,564	(479)
BRLUSD	Goldman Sachs	27,000,000	05-29-2025	05-15-2026	2,219	-
BRLUSD	Deutsche	50,000,000	10-08-2025	05-15-2026	(252)	-
BRLUSD	MUFG	50,000,000	12-27-2024	06-24-2026	11,079	(60)
BRLUSD	BNP Paribas	50,000,000	12-27-2024	06-24-2026	11,229	82
BRLUSD	Mizuho	32,000,000	12-27-2024	06-24-2026	7,153	12
BRLUSD	BBVA	31,000,000	05-28-2025	06-24-2026	2,833	-
BRLUSD	Goldman Sachs	50,000,000	10-10-2025	06-24-2026	715	-
BRLUSD	Bank of America	50,000,000	01-17-2025	08-17-2026	8,929	-
BRLUSD	HSBC Bank	27,000,000	05-28-2025	08-17-2026	2,283	-
BRLUSD	Goldman Sachs	50,000,000	10-14-2025	08-17-2026	1,124	-
BRLUSD	Bank of America	62,500,000	01-21-2025	09-25-2026	11,317	-
BRLUSD	MUFG	62,500,000	01-21-2025	09-25-2026	11,429	-
BRLUSD	Mizuho	94,000,000	02-07-2025	09-25-2026	11,721	-
BRLUSD	Goldman Sachs	50,000,000	10-16-2025	09-25-2026	358	-
BRLUSD	Mizuho	60,000,000	01-22-2025	11-16-2026	10,241	-
BRLUSD	HSBC Bank	60,000,000	01-22-2025	11-16-2026	9,549	-
BRLUSD	MUFG	40,000,000	02-06-2025	11-16-2026	5,332	-
BRLUSD	BBVA	30,000,000	10-16-2025	11-16-2026	315
BRLUSD	Mizuho	60,000,000	01-23-2025	12-21-2026	9,834	-
BRLUSD	Bank of America	66,000,000	02-05-2025	12-21-2026	8,902	-
BRLUSD	SMBC	20,000,000	10-16-2025	12-21-2026	1	-
BRLUSD	Bank of America	55,000,000	01-23-2025	02-18-2027	8,586	-
BRLUSD	HSBC Bank	6,000,000	05-28-2025	02-18-2027	483	-
BRLUSD	Itau	30,000,000	10-14-2025	02-18-2027	564	-
BRLUSD	BNP Paribas	54,000,000	01-24-2025	03-22-2027	8,299	-
BRLUSD	MUFG	54,000,000	01-24-2025	03-22-2027	8,335	-
BRLUSD	Citibank	20,000,000	10-07-2025	03-22-2027	(74)	-
BRLUSD	BNP Paribas	52,000,000	01-27-2025	05-17-2027	8,743	-
BRLUSD	SMBC	52,000,000	01-27-2025	05-17-2027	8,250	-
BRLUSD	BNP Paribas	106,000,000	02-04-2025	05-17-2027	15,155	-
BRLUSD	BNP Paribas	47,000,000	01-28-2025	06-23-2027	7,433	-
BRLUSD	MUFG	63,000,000	02-04-2025	06-23-2027	8,640	-
BRLUSD	MUFG	42,000,000	01-28-2025	08-16-2027	6,651	-
BRLUSD	BNP Paribas	42,000,000	01-29-2025	08-16-2027	6,761	-
BRLUSD	Bank of America	104,000,000	02-03-2025	08-16-2027	14,259	-
BRLUSD	BNP Paribas	56,000,000	01-29-2025	09-22-2027	8,910	-
BRLUSD	Mizuho	44,000,000	02-03-2025	09-22-2027	6,719	-
BRLUSD	Goldman Sachs	26,000,000	05-27-2025	09-22-2027	1,944	-
BRLUSD	Itau	50,000,000	09-12-2025	09-22-2027	335	-
BRLUSD	Mizuho	26,000,000	01-29-2025	11-17-2027	4,219	-
BRLUSD	Mizuho	36,000,000	01-31-2025	11-17-2027	5,257	-
BRLUSD	BBVA	21,000,000	05-27-2025	11-17-2027	1,537	-
BRLUSD	Mizuho	31,000,000	01-29-2025	12-15-2027	5,079	-
					334,888	(13,715)

Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2025 and 2024, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintained the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	12-31-2025 notional ThU.S.$	12-31-2025 fair value ThU.S.$	12-31-2024 notional ThU.S.$	12-31-2024 fair value ThU.S.$
UYUUSD	HSBC - Uruguay	12,000	1,054	-	-
UYUUSD	Citibank U.K.	4,050	230	1,450	41
UYUUSD	Itaú - Uruguay	9,600	616	1,150	23
UYUUSD	Banco de la República Oriental de Uruguay	3,450	527	-	-
UYUUSD	HSBC - Uruguay	-	-	10,245	(880)
UYUUSD	Citibank U.K.	-	-	1,350	(27)
UYUUSD	Itaú - Uruguay	-	-	11,395	(703)
UYUUSD	Banco de la República Oriental de Uruguay	-	-	3,825	(166)
UYUUSD	JPMorgan Chase Bank U.K.	-	-	4,620	(348)
			2,427		(2,060)

Disclosure of detailed information about outstanding commodity contracts [Text Block]
Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as oc cu
rs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2025 and 2024, are detailed below:

Commodity	Institution	12-31-2025 notional ThU.S.$	12-31-2025 fair value ThU.S.$	12-31-2024 notional ThU.S.$	12-31-2024 fair value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	-	-	970	31
Fuel Oil N°6	DNB Bank ASA	-	-	539	11
Fuel Oil N°6	BNP Paribas	-	-	2,000	56
Fuel Oil N°6	JP Morgan - N.A.	3,163	(497)	2,777	(149)
Fuel Oil N°6	DNB Bank ASA	4,520	(623)	4,181	(232)
Fuel Oil N°6	BNP Paribas	6,737	(896)	4,761	(337)
			(2,016)		(620)

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
Interest rate swap, a financial instrument intended to hedge the variability of cash flows by fixing the interest rate on variable rate debt denominated in the same currency (USD).

				12-31-2025	12-31-2024
Institution	Amount U.S.$	Starting date	Ending date	fair value ThU.S.$	fair value ThU.S.$
Banco de Chile	122,448,980	11-12-2025	08-15-2032	282	-
Santander	177,551,020	11-13-2025	08-15-2030	(42)	-
				240	-

Disclosure of detailed information about non derivative financial assets [Text Block]	As of December 31, 2025 and 2024, there are provisions for impairment for ThU.S.$ 14,511 and ThU.S.$ 13,297, respectively.

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	2,152,427	2,165,579
Cash and cash equivalents (Mutual Funds not included)	1,231,754	1,001,261
Cash	805,485	642,111
Time deposits	426,269	359,150
Accounts receivables (net)	911,981	1,130,601
Trade receivables	679,166	898,717
Lease receivable	77,319	67,687
Sundry debtors	34,104	20,206
Other receivables	57,498	70,367
Prepayments	63,404	63,465
Accounts receivable from related parties	490	10,159
Other financial assets	8,692	33,717

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2025 and 2024, classified by currency is as follows:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Cash and cash equivalents	1,284,053	1,071,560
U.S. dollars	777,505	668,888
Euro	15,723	8,754
Brazilian real	107,494	117,848
Argentine pesos	43,063	12,642
Mexican pesos	32,564	40,128
Other currencies	69,274	11,794
Chilean pesos	238,430	211,506

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]
The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2025 and 2024:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Trade and other current receivables	832,166	1,054,707
U.S. dollars	537,861	815,884
Euros	16,967	28,149
Brazilian real	52,973	38,327
Argentine pesos	22,408	26,569
Mexican pesos	36,149	33,704
Other currencies	7,910	1,077
Chilean pesos	130,689	92,401
U.F.	27,209	18,596

Accounts receivable from related parties, current	490	10,159
U.S. dollars	48	5,646
Argentine pesos	-	1,812
Chilean pesos	442	2,701

Trade and other non-current receivables	79,325	65,735
U.S. dollars	1,394	2,784
Brazilian real	18,623	9,891
Argentine pesos	344	458
Chilean pesos	5,264	1,505
U.F.	53,700	51,097

Disclosure of financial liabilities [text block]
Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial liabilities	12-31-2025 ThU.S.$	12-31-2024 ThU.S.$
Total financial liabilities	9,793,133	7,616,658
Financial liabilities at fair value through profit or loss	134	12
Hedging liabilities	19,744	201,906
Financial liabilities at amortized cost	9,773,255	7,414,740

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2025 and 2024:

	12-31-2025 ThU.S.$	12-31-2024 ThU.S.$
Bank borrowings - current portion	192,719	108,645
Bonds issued - current portion	325,234	87,261
Total	517,953	195,906

Disclosure of detailed information about non derivative financial liabilities [Text Block]
At the end of these consolidated financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2025	12-31-2024	12-31-2025	12-31-2024
	Currency	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
		Amortized cost		Fair value
Total financial liabilities		9,773,255	7,414,740	9,659,760	6,799,888
Bonds issued	U.S. dollar	3,401,034	2,898,249	3,210,190	2,638,226
Bonds issued	U.F.	2,901,520	1,819,427	2,791,889	1,404,819
Bank borrowings	U.S. dollar	768,728	626,169	945,060	673,243
Bank borrowings	Euro	294,451	323,417	305,099	336,122
Bank borrowings	Brazilian real	192,987	201,437	192,987	201,437
Other financial liabilities	U.S. dollar	69,160	-	69,160	-
Lease liabilities	U.F.	23,539	21,494	23,539	21,494
Lease liabilities	Chilean pesos	49,997	65,820	49,997	65,820
Lease liabilities	Brazilian real	794,135	504,213	794,135	504,213
Lease liabilities	Mexican pesos	977	1,107	977	1,107
Lease liabilities	U.S. dollar	145,491	133,934	145,491	133,934
Lease liabilities	Euro	323	408	323	408
Lease liabilities	Other currencies	598	1,014	598	1,014
Trade and other payables	U.S. dollar	181,744	212,689	181,744	212,689
Trade and other payables	Euro	37,180	21,414	37,180	21,414
Trade and other payables	Brazilian real	448,293	81,662	448,293	81,662
Trade and other payables	Argentine pesos	41,240	47,373	41,240	47,373
Trade and other payables	Mexican pesos	23,199	24,199	23,199	24,199
Trade and other payables	Other currencies	30,083	16,411	30,083	16,411
Trade and other payables	Chilean pesos	294,552	339,388	294,552	339,388
Trade and other payables	U.F.	40,663	38,145	40,663	38,145
Accounts payable to related parties	U.S. dollar	24,483	26,633	24,483	26,633
Accounts payable to related parties	Brazilian real	-	3,007	-	3,007
Accounts payable to related parties	Chilean pesos	8,878	7,130	8,878	7,130

Disclosure of financial liabilities at amortized cost [Text Block]
The financial liabilities at amortized cost presented in the consolidated statements of financial position as of December 31, 2025 and 2024 are as follows:

	12-31-2025
	ThU.S.$
	Current	Non-current	Total
Other financial liabilities	706,093	6,921,787	7,627,880
Lease liabilities	55,823	959,237	1,015,060
Trade and other payables	1,043,241	53,713	1,096,954
Accounts payable to related parties	9,437	23,924	33,361
Total financial liabilities at amortized cost	1,814,594	7,958,661	9,773,255

	12-31-2024
	ThU.S.$
	Current	Non-current	Total
Other financial liabilities	336,088	5,532,611	5,868,699
Lease liabilities	55,851	672,139	727,990
Trade and other payables	745,971	35,310	781,281
Accounts payable to related parties	10,563	26,207	36,770
Total financial liabilities at amortized cost	1,148,473	6,266,267	7,414,740

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in the consolidated statements of comprehensive income:

	January – December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(50,012)	(64,952)	(10,112)
Gains (losses) on cash flow hedges, before tax	461,238	27,762	(72,816)
Recycle of cash flow hedges to profit or loss	-	(6,747)	(1,634)
Income tax relating to cash flow hedges of other comprehensive income	(123,732)	(6,075)	19,610
Closing balance	287,494	(50,012)	(64,952)

Disclosure of financial covenants to be complied [Text Block]
The financial safeguards to which Arauco is subject are shown in the following table:

	12-31-2025	12-31-2024	Interest	Debt level
Instrument	ThU.S.$	ThU.S.$	coverage >= 2,0x	(1) <= 1,2x

Domestic bonds	2,901,520	1,819,427	N/R	✓
Term loan facility	-	273,686	✓	✓
Term loan facility	212,487	212,301	✓	✓
ECA loan (Sucuriú)	150,266	-	✓	✓
Loan A y B facilities	290,622	-	✓	✓
ECA loan (MAPA)	294,451	323,417	✓	✓

Disclosure of credit ratings of our debt instruments
The following table sets forth the credit ratings of our debt instruments as of December 31, 2025, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Disclosure of capitalization of Arauco [Text Block]
The capitalization of Arauco as of December 31, 2025 and 2024 is as follows:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Equity	9,683,478	8,723,715
Bank borrowings	1,256,166	1,151,023
Lease liabilities	1,015,060	727,990
Bonds issued	6,302,554	4,717,676
Capitalization	18,257,258	15,320,404

Disclosure of credit risk exposure [text block]
Arauco does not have a securitized portfolio.

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Current receivables

Trade receivables	679,130	898,681
Lease receivable	24,033	17,247
Sundry debtors	12,017	9,531
Other receivables	55,372	68,459
Prepayments	61,614	60,789
Net subtotal	832,166	1,054,707

Trade receivables	689,215	908,241
Lease receivable	24,033	17,247
Sundry debtors	14,098	11,056
Other receivables	56,366	69,463
Prepayments	61,614	60,789
Gross subtotal	845,326	1,066,796

Provision for doubtful trade receivables	10,085	9,560
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	2,081	1,525
Provision for doubtful other receivables	994	1,004
Subtotal bad debt	13,160	12,089

Non-current receivables

Trade receivables	36	36
Lease receivable	53,286	50,440
Sundry debtors	22,087	10,675
Other receivables	2,126	1,908
Prepayments	1,790	2,676
Net subtotal	79,325	65,735

Trade receivables	1,387	1,244
Lease receivable	53,286	50,440
Sundry debtors	22,087	10,675
Other receivables	2,126	1,908
Prepayments	1,790	2,676
Gross subtotal	80,676	66,943

Provision for doubtful trade receivables	1,351	1,208
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	-	-
Provision for doubtful other receivables	-	-
Subtotal bad debt	1,351	1,208

Disclosure of accounts receivable, classified in tranches [Text Block]
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2025
Age of trade receivables

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

N° debtor	1,435	617	41	24	13	5	3	5	7	120	2,270
ThU.S.$	646,992	33,902	1,356	544	50	84	86	92	207	7,289	690,602
%	93.68%	4.91%	0.20%	0.08%	0.01%	0.01%	0.01%	0.01%	0.03%	1.06%	100%

December 31, 2024
Age of trade receivables

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

N° debtor	1,472	759	198	25	54	17	5	10	8	37	2,585
ThU.S.$	866,818	34,456	1,922	716	50	31	8	53	151	5,280	909,485
%	95.31%	3.78%	0.21%	0.08%	0.01%	0.00%	0.00%	0.01%	0.02%	0.58%	100%

Disclosure of allowance for credit losses [text block]
Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2025, 2024 and 2023:

	December 2025	December 2024	December 2023
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	13,297	12,473	7,960
Increase due to impairment loss	1,687	2,840	3,507
Increase due to business combination	-	-	2,043
Used impairment	(61)	(86)	-
Unused impairment reversed	(791)	(1,587)	(1,037)
Increase (decrease) due to exchange differences	379	(343)	-
Closing balance	14,511	13,297	12,473

Disclosure of detailed information about open account receivables [Text Block]
In summary, debt with term sale with credit line covered by the various insurance policies and guarantees amounts to 95.69% and, therefore, Arauco’s portfolio exposure amounts to 4.31%.

Secured open accounts receivable	ThU.S.$	%
Total open accounts receivable	345,061	100.00%
Secured receivables (*)	330,190	95.69%
Unsecured receivables	14,871	4.31%
(*) Insured debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others.

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2025				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	Years	Current	Current	Effective
Tax ID	Name	Currency	Bank borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	International Finance Corporation (A loan)	-	1,576	2,863	2,861	10,532	18,771	50,405	1,576	85,432	5.09%	Sofr 6m + 1.3%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	International Finance Corporation (B loan)	-	2,296	4,157	4,154	27,140	51,747	26,713	2,296	113,911	5.20%	Sofr 6m + 1.15%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Inter-American Investment Corporation (A loan)	-	1,576	2,863	2,861	10,532	18,771	50,405	1,576	85,432	5.08%	Sofr 6m + 1.3%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Inter-American Investment Corporation (B loan)	-	2,142	3,880	3,877	25,331	48,297	24,932	2,142	106,317	5.21%	Sofr 6m + 1.15%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	JP Morgan SE / ECA	-	5,446	9,466	8,902	16,587	23,799	267,275	5,446	326,029	4.85%	Sofr 6m + 0.8%
93,458,000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	79,770	78,950	78,134	77,311	-	-	79,770	234,395	1.06%	Fixed 1.06%
-	Tecverde S.A.	Brazilian real	Banco Regional de Desenvolvimento do Extremo Sul	21	71	-	-	-	-	-	92	-	5.22%	Fixed 5.10%
-	Tecverde S.A.	Brazilian real	Santander	-	3,535	-	-	-	-	-	3,535	-	17.66%	CDI + 2.66%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	951	888	1,642	1,452	653	-	-	1,839	3,747	16.30%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	6,266	5,920	10,897	9,657	4,347	-	-	12,186	24,901	16.30%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	3,446	3,533	16,008	23,054	20,231	-	-	6,979	59,293	15.85%	CDI + 0.95%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	68,660	-	-	-	-	-	-	68,660	-	16.52%	CDI + 1.62%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco BTG Pactual S.A.	17,555	1,215	16,330	-	-	-	-	18,770	16,330	16.46%	CDI + 1.56%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco Safra S.A.	-	10,139	-	-	-	-	-	10,139	-	16.45%	CDI + 1.55%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	5,753	5,753	215,721	-	-	-	-	11,506	215,721	5.39%	Sofr 6m + 1.55%
-	Eufores S.A.	U.S. dollar	BBVA	-	5,094	-	-	-	-	-	5,094	-	3.80%	Fixed 3.80%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	39,192	-	-	-	-	-	39,192	-	3.75%	Fixed 3.75%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	10,178	-	-	-	-	-	10,178	-	3.62%	Fixed 3.62%
-	Eufores S.A.	U.S. dollar	Itaú	-	9,166	-	-	-	-	-	9,166	-	3.75%	Fixed 3.75%
-	Eufores S.A.	U.S. dollar	Santander	-	22,931	-	-	-	-	-	22,931	-	3.88%	Fixed 3.88%
-	Eufores S.A.	U.S. dollar	Scotiabank	-	7,639	-	-	-	-	-	7,639	-	3.85%	Fixed 3.85%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,545	-	-	-	-	-	2,545	-	3.75%	Fixed 3.75%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	15,270	-	-	-	-	-	15,270	-	3.75%	Fixed 3.75%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	5,089	-	-	-	-	-	5,089	-	3.62%	Fixed 3.62%
			Total bank borrowings	102,652	240,964	362,777	134,952	192,664	161,385	419,730	343,616	1,271,508

December 31, 2025				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	Current	Effective
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	22,940	22,106	21,273	20,440	-	-	22,940	63,819	4.25%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,176	8,843	8,509	8,176	-	-	9,176	25,528	4.24%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,112	24,327	23,542	22,758	21,973	41,591	25,112	134,191	3.96%	3.96%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,777	7,777	7,777	7,777	7,777	252,958	7,777	284,066	3.57%	3.57%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	223,161	-	-	-	-	-	223,161	-	2.43%	2.39%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,732	2,732	133,508	-	-	-	2,732	136,240	2.12%	2.09%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,430	6,430	6,430	6,430	6,430	323,350	6,430	349,070	2.70%	2.68%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Y	-	2,682	2,682	2,682	2,682	2,682	89,866	2,682	100,594	3.10%	3.08%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Z	-	6,920	6,920	6,920	6,920	6,920	300,999	6,920	328,679	3.18%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AB	-	6,920	6,920	6,920	6,920	6,920	321,758	6,920	349,438	3.19%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AC	-	1,384	1,384	12,196	11,850	11,504	11,158	1,384	48,092	3.18%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AE	-	12,070	12,070	12,070	12,070	12,070	561,304	12,070	609,584	3.07%	3.08%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AG	8,507	17,099	34,197	34,197	34,197	34,197	940,237	25,606	1,077,025	3.94%	3.94%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	519,375	-	-	-	-	19,375	519,375	3.90%	3.88%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	774,000	22,000	862,000	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	510,625	-	-	21,250	553,125	4.27%	4.25%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,008,750	27,500	1,118,750	5.51%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	510,500	-	21,000	573,500	4.21%	4.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2032	-	30,900	30,900	30,900	30,900	30,900	546,350	30,900	669,950	6.20%	6.18%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,002,125	25,750	1,105,125	5.16%	5.15%
			Total bond liabilities	31,882	488,803	804,163	424,424	777,995	727,123	6,174,446	520,685	8,908,151

December 31, 2025				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85,805,200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	837	2,151	2,658	2,519	1,891	-	-	2,988	7,068
85,805,200-9	Forestal Arauco S.A.	Chilean pesos	Motor vehicles	69	215	117	-	-	-	-	284	117
85,805,200-9	Forestal Arauco S.A.	U.F.	Lands	709	-	153	273	251	241	3,236	709	4,154
85,805,200-9	Forestal Arauco S.A.	U.S. dollar	Lands	57	174	237	222	20	-	-	231	479
85,805,200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	401	145	205	200	233	1,352	28	546	2,018
85,805,200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	349	3	-	-	-	-	-	352	-
85,805,200-9	Forestal Arauco S.A.	U.F.	Buildings and constructions	101	314	465	455	525	898	-	415	2,343
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	182	535	587	49	-	-	-	717	636
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	147	440	587	559	553	553	3,963	587	6,215
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	293	793	919	900	900	75	-	1,086	2,794
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazilian real	Buildings and constructions	1	2	-	-	-	-	-	3	-
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	8	25	28	-	-	-	-	33	28
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	31	93	125	125	31	-	-	124	281
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	9,621	52,524	60,526	60,574	61,418	66,460	1,182,371	62,145	1,431,349
-	Arauco Celulose do Brasil S.A.	Brazilian real	Buildings and constructions	80	190	218	217	120	73	-	270	628
-	Arauco Celulose do Brasil S.A.	Brazilian real	IT equipment	50	132	106	-	-	-	-	182	106
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	951	1,520	2,469	2,469	2,469	2,469	17,284	2,471	27,160
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	1	2	-	-	-	-	-	3	-
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Buildings and constructions	453	1,359	1,812	1,661	151	-	-	1,812	3,624
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Motor vehicles	15	19	-	-	-	-	-	34	-
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Plants and equipments	37	113	-	-	-	-	-	150	-
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Plants and equipments	1,141	3,424	4,566	4,185	4,566	4,566	52,888	4,565	70,771
93,458,000-1	Celulosa Arauco y Constitución S.A.	Chilean pesos	Motor vehicles	1,767	2,262	1,716	1,573	1,716	2,100	-	4,029	7,105
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Motor vehicles	433	1,299	1,732	1,588	654	-	-	1,732	3,974
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	207	579	816	840	865	891	1,608	786	5,020
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	608	1,693	2,239	1,185	168	-	-	2,301	3,592
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	107	253	262	21	-	-	-	360	283
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	160	480	640	640	432	432	5,829	640	7,973
-	Eufores S.A.	U.S. dollar	Lands	1,177	3,531	6,786	6,479	6,064	5,455	30,054	4,708	54,838
-	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	-	-	-	-	1,223	1,222
-	Eufores S.A.	U.S. dollar	Buildings and constructions	93	113	151	151	151	151	213	206	817
96,510,970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,738	9,330	10,401	8,368	8,798	1,406	-	13,068	28,973
96,510,970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	2	2	-	-	-	-	-	4	-
76,879,577-0	E2E SpA.	Chilean pesos	Lands	36	-	-	-	-	-	-	36	-
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	11	23	12	-	-	-	-	34	12
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	23	70	95	90	74	-	-	93	259
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	153	170	332	17	-	-	-	323	349
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	511	1,536	2,181	2,344	2,307	195	-	2,047	7,027
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	38	102	112	86	49	-	-	140	247
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	171	529	743	193	-	-	-	700	936
			Total lease liabilities	25,075	87,062	105,218	97,983	94,406	87,317	1,297,474	112,137	1,682,398

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2024				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than		Non
				months	months	Years	years	years	years	5 years	Current	current	Effective
Tax ID	Name	Currency	Bank borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	19,577	293,504	-	-	-	-	19,577	293,504	7.05%	Sofr 6m + 1.75%
93,458,000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	71,045	70,330	69,607	68,888	68,163	-	71,045	276,988	1.10%	Fixed 1.06%
-	Tecverde S.A.	Brazilian real	Banco Regional de Desenvolvimento do Extremo Sul	23	69	69	-	-	-	-	92	69	5.22%	Fixed 5.10%
-	Tecverde S.A.	Brazilian real	Santander	-	-	2,899	-	-	-	-	-	2,899	14.19%	CDI + 2.66%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,663	-	-	-	-	-	7,663	-	4.38%	Fixed 4.38%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,621	-	-	-	-	-	7,621	-	4.28%	Fixed 4.28%
-	Eufores S.A.	U.S. dollar	BBVA	-	9,711	-	-	-	-	-	9,711	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	28,097	-	-	-	-	-	28,097	-	4.38%	Fixed 4.38%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,554	-	-	-	-	-	2,554	-	4.38%	Fixed 4.38%
-	Eufores S.A.	U.S. dollar	ITAU	-	12,257	-	-	-	-	-	12,257	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	11,178	-	-	-	-	-	11,178	-	4.28%	Fixed 4.28%
-	Eufores S.A.	U.S. dollar	Santander	-	33,229	-	-	-	-	-	33,229	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Scotiabank	-	5,109	-	-	-	-	-	5,109	-	4.66%	Fixed 4.66%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	26	28	431	-	-	-	-	54	431	13.90%	CDI + 1.75%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	836	818	1,543	1,397	1,255	574	-	1,654	4,769	13.55%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	5,656	5,437	10,232	9,274	8,352	3,818	-	11,093	31,676	13.55%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	2,394	2,629	5,158	13,190	19,756	17,670	-	5,023	55,774	13.10%	CDI + 0.95%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	3,613	3,854	60,315	-	-	-	-	7,467	60,315	13.77%	CDI + 1.62%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco BTG Pactual S.A.	16,028	1,825	16,172	14,340	-	-	-	17,853	30,512	13.71%	CDI + 1.56%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco Safra S.A.	-	9,919	8,871	-	-	-	-	9,919	8,871	13.70%	CDI + 1.55%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	351	-	-	-	-	-	-	351	-	16.50%	Fixed 16.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	445	-	-	-	-	-	-	445	-	15.65%	Fixed 15.65%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	674	-	-	-	-	-	-	674	-	15.00%	Fixed 15%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	874	-	-	-	-	-	-	874	-	15.00%	Fixed 15%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	338	-	-	-	-	-	-	338	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	459	-	-	-	-	-	-	459	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	608	-	-	-	-	-	608	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	330	-	-	-	-	-	-	330	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	329	-	-	-	-	-	329	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	451	-	-	-	-	-	-	451	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	BBVA	-	5,095	-	-	-	-	-	5,095	-	3.86%	Fixed 3.86%
-	Arauco Argentina S.A.	U.S. dollar	Banco Galicia	-	5,086	-	-	-	-	-	5,086	-	3.50%	Fixed 3.50%
-	Arauco Argentina S.A.	U.S. dollar	BBVA	-	5,086	-	-	-	-	-	5,086	-	3.50%	Fixed 3.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Galicia Más	-	5,074	-	-	-	-	-	5,074	-	3.00%	Fixed 3%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	12,339	12,339	216,153	-	-	-	12,339	228,492	5.80%	Sofr 6m + 1.55%
			Total bank borrowings	32,498	266,237	481,863	323,961	98,251	90,225	-	298,735	994,300

December 31, 2024				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current	Effective
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	21,025	20,288	19,551	18,814	18,077	-	21,025	76,730	4.25%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	8,410	8,115	7,820	7,526	7,231	-	8,410	30,692	4.25%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	22,903	22,209	21,515	20,821	20,127	56,217	22,903	140,889	4.00%	3.96%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,878	6,878	6,878	6,878	6,878	230,596	6,878	258,108	3.60%	3.57%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,599	197,365	-	-	-	-	4,599	197,365	2.40%	2.39%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,416	2,416	2,416	118,076	-	-	2,416	122,908	2.10%	2.09%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,687	5,687	5,687	5,687	5,687	291,660	5,687	314,408	2.70%	2.68%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Y	-	2,372	2,372	2,372	2,372	2,372	81,851	2,372	91,339	3.10%	3.08%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Z	-	6,120	6,120	6,120	6,120	6,120	272,325	6,120	296,805	3.20%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AB	-	6,120	6,120	6,120	6,120	6,120	290,685	6,120	315,165	3.20%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AC	-	1,224	1,224	1,224	10,786	10,480	20,042	1,224	43,756	3.20%	3.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau- A E	-	10,674	10,674	10,674	10,674	10,674	507,095	10,674	549,791	3.10%	3.10%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	519,375	-	-	-	19,375	538,750	3.88%	3.88%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	796,000	22,000	884,000	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	510,625	-	21,250	574,375	4.25%	4.25%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,036,250	27,500	1,146,250	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	510,500	21,000	594,500	4.20%	4.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,027,875	25,750	1,130,875	5.15%	5.15%
			Total bond liabilities	23,375	211,928	426,343	727,252	331,374	700,641	5,121,096	235,303	7,306,706

December 31, 2024				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85,805,200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	102	305	251	4	-	-	-	407	255
85,805,200-9	Forestal Arauco S.A.	U.F.	Lands	607	-	384	384	384	384	5,755	607	7,291
85,805,200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	-	-	240	720
85,805,200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	840	1,901	2,740	2,435	2,435	1,420	-	2,741	9,030
85,805,200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	89	267	556	119	-	-	-	356	675
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	38	-	-	-	-	-	-	38	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	344	440	626	553	553	553	4,516	784	6,801
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	210	288	165	-	-	-	-	498	165
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazilian real	Buildings and constructions	1	2	2	-	-	-	-	3	2
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	11	28	55	-	-	-	-	39	55
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	45	134	-	-	-	-	-	179	-
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	26	81	109	109	109	-	-	107	327
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	6,357	26,653	44,174	40,450	40,454	40,454	706,942	33,010	872,474
-	Arauco Celulose do Brasil S.A.	Brazilian real	Buildings and constructions	41	110	142	110	106	35	-	151	393
-	Arauco Celulose do Brasil S.A.	Brazilian real	IT equipment	19	56	62	23	-	-	-	75	85
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	904	1,282	2,186	2,186	2,187	2,187	17,486	2,186	26,232
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	1	2	2	-	-	-	-	3	2
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Buildings and constructions	398	1,195	1,595	1,595	1,595	-	-	1,593	4,785
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Motor vehicles	23	60	25	-	-	-	-	83	25
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Plants and equipments	1,006	3,019	4,040	4,056	4,071	4,086	52,372	4,025	68,625
93.458.000-1	Celulosa Arauco y Constitución S.A.	Chilean pesos	Motor vehicles	2,663	7,396	4,436	2,132	2,132	1,599	-	10,059	10,299
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Motor vehicles	433	1,299	1,732	1,732	1,732	509	-	1,732	5,705
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	64	199	395	347	651	729	4,245	263	6,367
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	527	1,367	618	121	37	-	-	1,894	776
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	110	910	54	-	-	-	-	1,020	54
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	240	719	640	640	640	432	6,261	959	8,613
-	Eufores S.A.	U.S. dollar	Lands	1,067	3,202	6,682	6,187	5,894	5,496	31,739	4,269	55,998
-	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	1,222	-	-	-	1,223	2,444
-	Eufores S.A.	U.S. dollar	Buildings and constructions	92	278	209	159	165	170	436	370	1,139
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,771	11,257	23,120	8,624	7,639	651	-	15,028	40,034
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	1	4	3	-	-	-	-	5	3
76.879.577-0	E2E SpA.	Chilean pesos	Lands	54	161	-	-	-	-	-	215	-
-	Tecverde S.A.	Brazilian real	Lands	-	-	10	-	-	-	-	-	10
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	12	28	28	11	-	-	-	40	39
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	19	59	80	82	84	71	-	78	317
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	131	412	280	158	14	14	-	543	466
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	36	114	140	157	175	31	-	150	503
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	26	59	64	33	3	-	-	85	100
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	162	499	701	743	193	-	-	661	1,637
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	2	2	-	-	-	-	-	4	-
			Total lease liabilities	20,838	64,885	97,768	74,612	71,493	58,821	829,752	85,723	1,132,446

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT

		Assets
Primary obligor	Type of guarantee	pledged	Currency	ThU.S.$	Beneficiary of the guarantee
Celulosa Arauco y Constitución S.A.	Guarantee policy	Cash	U.F.	352	Dirección General del Territorio Marítimo y de Marina Mercante
Celulosa Arauco y Constitución S.A.	Guarantee letter	Cash	U.F.	13,936	Sociedad Concesionaria Autopista Costa Arauco S.A.
Celulosa Arauco y Constitución S.A.	Guarantee letter	Cash	U.S. dollar	5,135	Innergy Soluciones Energéticas S.A.
Maderas Arauco S.A.	Guarantee policy	Cash	U.F.	1,563	Universidad de los Andes
Maderas Arauco S.A.	Guarantee policy	Cash	U.F.	405	Cermaq Chile S.A.
Investigaciones Forestales Bioforest SpA.	Guarantee letter	Cash	Chilean pesos	1,765	Corporación Nacional Forestal
		Total		23,156

INDIRECT

Guarantor	Primary obigor	Type of guarantee	Assets pledged	Currency	ThU.S.$	Beneficiary of the guarantee
Celulosa Arauco y Constitución S.A.	Arauco North America. Inc.	Endorsement	Cash	U.S. dollar	210,000	Banco Itau Corpbanca - NY Branch
Arauco do Brasil S.A.	Arauco Celulose do Brasil S.A.	Endorsement	Cash	Brazilian real	9,301	Banco Safra S.A.
Arauco do Brasil S.A.	Arauco Celulose do Brasil S.A.	Endorsement	Cash	Brazilian real	66,367	Itaú Unibanco S.A.
Arauco do Brasil S.A.	Arauco Celulose do Brasil S.A.	Endorsement	Cash	Brazilian real	31,501	Banco BTG pactual S.A.
Arauco Indústria de Painéis S.A.	Arauco do Brasil S.A.	Endorsement	Cash	Brazilian real	4,555	Banco Safra S.A.
Arauco Indústria de Painéis S.A.	Arauco do Brasil S.A.	Endorsement	Cash	Brazilian real	30,257	Banco Safra S.A.
Arauco Indústria de Painéis S.A.	Tecverde S.A.	Endorsement	Cash	Brazilian real	2,726	Itaú Unibanco S.A.
			Total		354,707

Disclosure of financial instruments by type of interest rate [text block]
	December 2025 ThU.S.$	Total
Fixed rate	8,018,132	93.5%
Bonds issued	6,302,554
Bank borrowings and others (*)	700,518
Lease liabilities	1,015,060
Variable rate	555,648	6.5%
Bonds issued	-
Bank borrowings	555,648
Total	8,573,780	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

	December 2024 ThU.S.$	Total
Fixed rate	5,909,430	89.6%
Bonds issued	4,717,676
Bank borrowings and others	463,764
Lease liabilities	727,990
Variable rate	687,259	10.4%
Bonds issued	-
Bank borrowings	687,259
Total	6,596,689	100.0%

Disclosure Of Detailed Information About Outstanding Zero Cost Collar Generated by Lease Liabilities Explanatory
Non-Delivery Forward (NDF) to cover the exposure to exchange rate risk in Brazilian real currency (BRL), generated by lease liabilities associated with the Sucuriú project.

		Amount			12-31-2025 fair value	12-31-2024 fair value
Exchange rate	Institution	ThU.S.$	Starting date	Ending date	ThU.S.$	ThU.S.$
BRLUSD	MUFG	50,000,000	12-24-2025	02-19-2026	577	-
BRLUSD	MUFG	50,000,000	12-24-2025	03-25-2026	574	-
BRLUSD	MUFG	60,000,000	12-24-2025	05-15-2026	1,565	-
BRLUSD	JP Morgan	77,000,000	12-23-2025	06-24-2026	1,565	-
BRLUSD	Santander Chile	77,000,000	12-22-2025	08-17-2026	97	-
BRLUSD	Santander Chile	75,000,000	12-22-2025	08-17-2026	95	-
BRLUSD	Santander Chile	40,000,000	12-22-2025	11-16-2026	56	-
BRLUSD	Santander Chile	60,000,000	12-22-2025	12-21-2026	102	-
BRLUSD	JP Morgan	55,000,000	12-23-2025	02-18-2027	1,092	-
BRLUSD	JP Morgan	50,000,000	12-23-2025	02-18-2027	993	-
BRLUSD	JP Morgan	53,000,000	12-23-2025	03-22-2027	1,068	-
BRLUSD	JP Morgan	47,000,000	12-23-2025	06-23-2027	972	-
BRLUSD	Santander Chile	63,000,000	12-22-2025	06-23-2027	80	-
BRLUSD	JP Morgan	44,000,000	12-23-2025	09-22-2027	956	-
BRLUSD	Santander Chile	25,000,000	12-22-2025	12-15-2027	69	-
					9,861	-